Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 7,200	$ 44,223	$ 4,613	$ (12,544)	$ 43,492
Comprehensive income:
Net income	0	5,501	0	0	5,501
Other comprehensive income and reclassification adjustments, net of tax:
Unrealized net gain/(loss) on securities	0	0	(464)	0	(464)
Total Comprehensive Income					5,037
Cash dividends paid	0	(2,517)	0	0	(2,517)
Balance at Dec. 31, 2010	7,200	47,207	4,149	(12,544)	46,012
Comprehensive income:
Net income	0	6,715	0	0	6,715
Other comprehensive income and reclassification adjustments, net of tax:
Unrealized net gain/(loss) on securities	0	0	2,569	0	2,569
Total Comprehensive Income					9,284
Cash dividends paid	0	(2,747)	0	0	(2,747)
Balance at Dec. 31, 2011	$ 7,200	$ 51,175	$ 6,718	$ (12,544)	$ 52,549